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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer:

           Dreyfus Premier International Funds, Inc.
           200 Park Avenue
           New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.       Investment Company Act File Number:  811-6490

         Securities Act File Number:  33-44254

4(a).    Last day of fiscal year for which this notice is filed:

                  October 31, 2000

4(b).    [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note:    If the Form is being filed late, interest must be paid on the registration fee due.


4(c).    [   ] Check box if this is the last time the issuer will be filing this Form.

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS A
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $4,253,872.07
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 3,412,703.33
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not               ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 3,412,703.33
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $   841,168.74
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                            =$222.07
                     (enter "0" if no =$ 210.29 fee is due):                                             ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   222.07
                                                                                                            =============
DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS B
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 1,140,548.13
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   191,508.19
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   191,508.19
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $   949,039.94
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is         $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                        =$ 237.26
                     (enter "0" if no fee is due):                                                  ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  237.26
                                                                                                            =============

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS C
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 355,843.87
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   70,998.99
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   70,998.99
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  284,844.88
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                        =$ 71.21
                     (enter "0" if no fee is due):                                                  ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$    71.21
                                                                                                            =============

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS R
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 108,618.55
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $     -0-
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR              $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                   ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 108,618.55
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no    =$  27.15
                     fee is due):                                                                   ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$  27.15
                                                                                                            =============

DREYFUS PREMIER EUROPEAN EQUITY FUND - CLASS T
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  85.02
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $    -0-
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $   85.02
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is          $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                       ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------


             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                        =$ .02
                     (enter "0" if no fee is due):                                                  ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$       .02
                                                                                                            =============


DREYFUS PREMIER GREATER CHINA FUND - CLASS A
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $2,943,160
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 805,178
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously  used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   805,178
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 2,137,982
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 534.50
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$  534.50
                                                                                                            =============

DREYFUS PREMIER GREATER CHINA FUND - CLASS B
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 1,054,128
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $  261,187
                     year:                                                                        ---------------


              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR              $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                    ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 261,187
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 792,941
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is          $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                       ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  198.24
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  198.24
                                                                                                            =============

DREYFUS PREMIER GREATER CHINA FUND - CLASS C
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $797,258
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $    703,074
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR              $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                   ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  703,074
                                                                                                            --------------

                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)       $ 94,184
                     from Item 5(i)]:                                                                ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                           ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  23.54
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   23.54
                                                                                                            =============

DREYFUS PREMIER GREATER CHINA FUND - CLASS R
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  40,350
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $     2,162
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 2,162
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $38,188
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii)                        =$ 9.55
                     (enter "0" if no fee is due):                                                  ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$  9.55
                                                                                                            =============
DREYFUS PREMIER GREATER CHINA FUND - CLASS T
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $1,660
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $    -0-
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  1,660
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is         $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  .42
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$    .42
                                                                                                          =============

DREYFUS PREMIER GLOBAL ALLOCATION FUND - CLASS A
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  1,874,789
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 1,381,292
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 1,381,292
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $   493,497
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  123.37
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$  123.37
                                                                                                            =============

DREYFUS PREMIER GLOBAL ALLOCATION FUND - CLASS B
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $470,616
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   36,543
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  36,543
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 434,073
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv)from Item 5(I)]:                           ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  108.52
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$    108.52
                                                                                                            =============
DREYFUS PREMIER GLOBAL ALLOCATION FUND - CLASS C
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  147,249
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   1,510
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:


               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):             -$   1,510
                                                                                                   --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)       $ 145,739
                     from Item 5(i)]:                                                               ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   X   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 36.43
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  36.43
                                                                                                        =============


DREYFUS PREMIER GLOBAL ALLOCATION FUND - CLASS R
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  259,900
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $     -0-
                     year:                                                                        ---------------


              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 259,900
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$   64.98
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$    64.98
                                                                                                            =============

DREYFUS PREMIER GLOBAL ALLOCATION FUND - CLASS T
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  50,993
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $    -0-
                     year:                                                                        ---------------


              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 50,993
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$   12.75
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$    12.75
                                                                                                        =============


DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS A
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $381,204,051
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 370,244,932
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ 46,034,756
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the
                     Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 416,279,688
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(35,075,637)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$   0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                        =$    0.00
                                                                                                            =============

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS B
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $17,459,850
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $36,461,729
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $29,254,546
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the
                     Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$65,716,275
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $(48,256,425)
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 0.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$    0.00
                                                                                                            =============

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS C
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $48,960,383
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $47,403,170
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 47,403,170
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  1,557,213
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 389.30
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$  389.30
                                                                                                            =============

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS R
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $1,822,731
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $191,536
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   191,536
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 1,631,195
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 407.80
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   407.80
                                                                                                        =============

DREYFUS PREMIER INTERNATIONAL GROWTH FUND - CLASS T
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $18,000
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $  1,000
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR              $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                   ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   1,000
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  17,000
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  4.25
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   4.25
                                                                                                        =============

DREYFUS PREMIER JAPAN FUND - CLASS A
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $1,871,722.51
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 1,335,722.66
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR              $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                   ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 1,355,722.66
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $   515,999.85
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 129.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$   129.00
                                                                                                            =============
DREYFUS PREMIER JAPAN FUND - CLASS B
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $417,399.10
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $ 4,919.39
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR              $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                   ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   4,919.39
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 412,479.71
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 103.12
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   103.12
                                                                                                            =============

DREYFUS PREMIER JAPAN FUND - CLASS C
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $417,709.95
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $  13,269.32
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  13,269.32
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 404,440.63
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv)from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 101.11
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   101.11
                                                                                                            =============
DREYFUS PREMIER JAPAN FUND - CLASS R
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 450,000
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $  -0-
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR              $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                   ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 450,000
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is             $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                          ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  112.50
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$   112.50
                                                                                                            =============
DREYFUS PREMIER JAPAN FUND - CLASS T
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 400,000
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal     $   -0-
                     year:                                                                        ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR         $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not              ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$    -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $ 400,000
                     from Item 5(i)]:                                                                      ---------------

               (vi)  Redemption credits available for use in future years -- if Item 5(i) is        $( )
                     less than Item 5(iv) [subtract Item 5(iv)from Item 5(I)]:                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------
             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 100.00
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction
         D):
                                                                                                       +$    N/A
                                                                                                            -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                        =$    100.00
                                                                                                            =============



TOTAL FOR ALL FUNDS:                                                                                        $ 3,005.31
                                                                                                            =============


9.       Date the registration fee and interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:


                                    [  X  ]  Wire Transfer
                                    [     ]  Mail or other means



                                   SIGNATURES


         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



         By (Signature and Title)*

                                                     /s/Michael A. Rosenberg, Secretary


         Date:


* Please print the name and title of the signing officer below the signature.

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